Victory Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.94%	2.32%	1.56%